SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION
2 3 .	SEGMENT INFORMATION
The Company is principally engaged in the gaming and hospitality business in Asia and Europe and its principal operating and developmental activities occur in three geographic areas: Macau, the Philippines and Cyprus. The Company monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and City of Dreams Mediterranean and Other. Development projects are included in the Corporate and Other category. Effective from June 12, 2023, with the soft opening of City of Dreams Mediterranean as disclosed in Note 1, the Cyprus Operations segment which previously included the operation of the temporary casino before its closure on June 9, 2023 and the licensed satellite casinos in Cyprus, has been renamed to City of Dreams Mediterranean and Other segment which included the operation of City of Dreams Mediterranean and the licensed satellite casinos in Cyprus. Effective from June 27, 2022, the Grand Dragon Casino, which was previously reported under the Corporate and Other segment, has been included in the Mocha and Other segment as a result of the change of terms of the right-to-use agreement for the Grand Dragon Casino. Grand Dragon Casino’s total assets of
$4,966
were included in the Corporate and Other segment as of December 31, 2021. Grand Dragon Casino’s operating revenues of
$24,189
were included in the Corporate and Other segment during the year ended December 31, 2021.

The Company’s segment information for total assets and capital expenditures is as follows:

Total Assets	December 31,
	2023	2022	2021
Macau:

Mocha and Other	$135,256	$122,499	$121,214
Altira Macau	77,631	239,575	266,161
City of Dreams	2,720,571	2,641,875	2,942,233
Studio City	3,705,391	3,924,262	3,668,526

Sub-total	6,638,849	6,928,211	6,998,134
The Philippines:
City of Dreams Manila	418,594	381,579	576,794
Cyprus:
City of Dreams Mediterranean and Other	742,450	565,663	451,771
Corporate and Other	535,179	1,426,331	856,991

Total consolidated assets	$8,335,072	$9,301,784	$8,883,690

Capital Expenditures	Year Ended December 31,
	2023	2022	2021
Macau:
Mocha and Other	$4,590	$1,704	$1,368
Altira Macau	3,892	3,303	6,123
City of Dreams	22,259	21,684	52,520
Studio City	73,452	429,362	505,783

Sub-total	104,193	456,053	565,794
The Philippines:
City of Dreams Manila	24,970	4,986	22,912
Cyprus:
City of Dreams Mediterranean and Other	108,214	131,419	186,361
Corporate and Other	15,113	5,956	7,083

Total capital expenditures	$252,490	$598,414	$782,150

The Company’s segment information and reconciliation to net loss attributable to Melco Resorts & Entertainment Limited is as follows:

	Year Ended December 31,
	2023	2022	2021
Operating revenues
Macau:
Mocha and Other	$117,700	$76,403	$84,954
Altira Macau	110,825	32,615	56,205
City of Dreams	1,930,483	559,684	1,146,919
Studio City	958,354	175,983	372,277

Sub-total	3,117,362	844,685	1,660,355
The Philippines:
City of Dreams Manila	495,097	396,392	268,597
Cyprus:
City of Dreams Mediterranean and Other	159,359	91,255	52,631
Corporate and Other	3,429	17,645	30,773

Total operating revenues	$3,775,247	$1,349,977	$2,012,356

Adjusted property EBITDA (1)
Macau:
Mocha and Other	$27,286	$10,291	$17,054
Altira Macau	(1,277)	(43,020)	(53,974)
City of Dreams	576,313	(32,160)	201,954
Studio City	206,790	(105,164)	(20,490)

Sub-total	809,112	(170,053)	144,544
The Philippines:
City of Dreams Manila	205,452	146,926	88,962
Cyprus:
City of Dreams Mediterranean and Other	27,500	23,696	1,593

Total adjusted property EBITDA	1,042,064	569	235,099

Operating costs and expenses:
Payments to the Philippine Parties	(42,451)	(28,894)	(26,371)
Pre-opening costs	(43,994)	(15,585)	(4,157)
Development costs	(1,202)	—	(30,677)
Amortization of gaming subconcession	—	(32,785)	(57,276)
Amortization of land use rights	(22,670)	(22,662)	(22,832)
Depreciation and amortization	(520,726)	(466,492)	(499,739)
Land rent to Belle	(1,911)	(2,318)	(2,848)
Share-based compensation	(35,473)	(71,809)	(67,957)
Property charges and other	(228,437)	(39,982)	(30,575)
Corporate and Other expenses	(80,241)	(63,147)	(70,118)

Total operating costs and expenses	(977,105)	(743,674)	(812,550)

Operating income (loss)	$64,959	$(743,105)	$(577,451)

	Year Ended December 31,
	2023	2022	2021
Non-operating income (expenses):
Interest income	$23,305	$26,458	$6,618
Interest expense, net of amounts capitalized	(492,391)	(376,722)	(350,544)
Other financing costs	(4,372)	(6,396)	(11,033)
Foreign exchange gains, net	2,232	3,904	4,566
Other income, net	2,748	3,930	3,082
Gain (loss) on extinguishment of debt	1,611	—	(28,817)

Total non-operating expenses, net	(466,867)	(348,826)	(376,128)

Loss before income tax	(401,908)	(1,091,931)	(953,579)
Income tax expense	(13,422)	(5,236)	(2,885)

Net loss	(415,330)	(1,097,167)	(956,464)
Net loss attributable to noncontrolling interests	88,410	166,641	144,713

Net loss attributable to Melco Resorts & Entertainment Limited	$(326,920)	$(930,526)	$(811,751)

(1)
“Adjusted property EBITDA” is net loss before interest, taxes, depreciation, amortization, pre-opening
costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating
income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha and Other, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and City of Dreams Mediterranean and Other and to compare the operating performance of its properties with those of its competitors.

The Company’s geographic information for long-lived assets is as follows:
Long-lived Assets

	December 31,
	2023	2022	2021
Macau	$5,752,786	$6,068,502	$6,080,616
The Philippines	118,495	141,765	341,307
Cyprus	663,633	485,570	378,738
Hong Kong and other foreign countries	30,452	29,871	32,972

Total long-lived assets	$6,565,366	$6,725,708	$6,833,633